CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (11,214)	$ (5,047)	$ (2,418)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	2,716	1,264	3
Property, plant and equipment write-off			3
Inventory write-off			1
Transaction cost from issue of convertible notes		44	106
Deferred income taxes	(679)	(315)
Bad debt provision		195	1
Share-based compensation expenses	741	1,566	239
Impairment loss of goodwill	7,005
Loss on change in fair value of convertible notes		1,500	1,041
Loss on change in fair value of warrant derivative liability	150		(2)
Change in operating assets
Accounts receivable, trade	119	(96)	676
Other receivables and prepayments	(187)	(202)	(67)
Inventories		25	(27)
Prepaid income tax			17
Advances to suppliers	(226)	123	(99)
Other current assets			53
Change in operating liabilities
Accounts payables, trade	(1)	186	(556)
Other payables and accrued liabilities	(97)	90	22
Customer deposits	109	(412)	245
Taxes payable	(6,413)
Net cash used in operating activities	(7,977)	(1,079)	(762)
CASH FLOWS FROM INVESTING ACTIVITIES:
Advances to an unrelated third party		(6,743)
Repayment from an unrelated party	6,457
Proceeds from acquisition of a subsidiary	943	1
Proceeds from disposal of subsidiaries			89,766
Refund of deposit paid for acquisition of a subsidiary		33,280
Deposits paid for acquisition of subsidiaries		(33,288)	(89,302)
Net cash provided by (used in) investing activities	7,400	(6,750)	464
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from other loan from unrelated party, unsecured	2,172
Placement of pledged bank deposits	(515)
Proceeds from loan from a shareholder		88	405
Payments on loan from a shareholder		(88)	(505)
Proceeds from convertible notes		298	696
Proceeds from shares issuance	3,091	7,001
Advances from unrelated parties	283	221
Repayment to an unrelated party	(221)
Net cash provided by financing activities	4,810	7,520	596
EFFECT OF EXCHANGE RATE ON CASH		(7)	(45)
INCREASE (DECREASE) IN CASH	4,233	(316)	253
CASH, beginning of year	29	345	92
CASH, end of year	4,262	29	345
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest		6
Cash paid for income taxes	6,413
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Receivable from convertible note holders under promissory notes			359
Common stock issued and to be issued on conversion of convertible notes		3,674	76
Common stock issued for acquisition of subsidiaries	$ 4,679	$ 4,080